Commitments and contingencies (Details Textual) - USD ($) $ in Thousands	12 Months Ended			19 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Operating lease expense	$ 3,269	$ 4,782	$ 5,675
SEC Investigation into WWI
Loss Contingencies [Line Items]
Expenses related to investigation	$ 9,977			$ 11,794